Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 4,554	$ 4,037	$ 3,601
Other comprehensive income (loss):
Tax (expense) benefit			(1)
Total Other comprehensive income (loss), net of tax	205	(48)	11
Ending balance	5,353	4,554	4,037
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,878)	(1,830)	(1,841)
Other comprehensive income (loss):
Total Other comprehensive income (loss), net of tax	205	(48)	11
Ending balance	(1,673)	(1,878)	(1,830)
Pension and other postretirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(672)	(689)	(653)
Other comprehensive income (loss):
Unrecognized net actuarial (gain) loss and prior service benefit and Net change from periodic revaluations	2	3	(68)
Tax (expense) benefit	0	(1)	15
Total Other comprehensive income (loss) before reclassifications, net of tax	2	2	(53)
Amortization of net actuarial loss and prior service benefit and Net amount reclassified to earnings	103	19	21
Tax (expense) benefit	(25)	(4)	(4)
Total amount reclassified from Accumulated other comprehensive loss (income) , net of tax	78	15	17
Total Other comprehensive income (loss), net of tax	80	17	(36)
Ending balance	(592)	(672)	(689)
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,207)	(1,136)	(1,193)
Other comprehensive income (loss):
Total Other comprehensive income (loss), net of tax	155	(71)	57
Ending balance	(1,052)	(1,207)	(1,136)
Cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1	(5)	5
Other comprehensive income (loss):
Unrecognized net actuarial (gain) loss and prior service benefit and Net change from periodic revaluations	(37)	0	(19)
Tax (expense) benefit	8	0	4
Total Other comprehensive income (loss) before reclassifications, net of tax	(29)	0	(15)
Amortization of net actuarial loss and prior service benefit and Net amount reclassified to earnings	(2)	8	6
Tax (expense) benefit	1	(2)
Total amount reclassified from Accumulated other comprehensive loss (income) , net of tax	(1)	6	5
Total Other comprehensive income (loss), net of tax	(30)	6	(10)
Ending balance	$ (29)	$ 1	$ (5)